Derivative Liability -Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of Derivative Liabilities at Fair Value

Financial assets and liabilities carried at fair value as of March 31, 2020 and December 31, 2019 are classified in the tables below in one of the three categories:

	Fair Value Measurement at March 31, 2020 (1)
	Using Level 3	Total
Liability:
Derivative Liability - Warrants	$140,877	$140,877
Derivative Put Liability	$79,045	$79,045

	Fair Value Measurement at December 31, 2019 (1)
	Using Level 3	Total
Liability:
Derivative Liability - Warrants	$315,855	$315,855
Derivative Put Liability	$267,399	$267,399

(1) The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.

Financial assets and liabilities carried at fair value as of December 31, 2019 are classified in the table below in one of the three categories described in Note 2:

	Fair Value Measurement at December 31, 2019 (1)
	Using Level 3	Total
Liability:
Derivative Liability - Warrants	$315,855	$315,855
Derivative Put Liability	$267,399	$267,399

(1) The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.

Schedule of Fair Value, Liabilities Measured On Recurring Basis

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2020 and the year ended December 31, 2019:

Derivative Liability - Warrants

Balance at December 31, 2019	$315,855
Fair value adjustments	(174,978)
Balance at March 31, 2020	$140,877

Redemption Put Liability

Balance at December 31, 2019	$267,399
Issuance of Series D Convertible Preferred Stock	5,305
Fair value adjustments	(193,659)
Balance at March 31, 2020	$79,045

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2019:

Derivative Liability- Warrants

January 8, 2019 - date of dilutive financing	$1,215,678
Exchange for common stock	(72,563)
Fair value adjustments	(827,260)

Balance at December 31, 2019	$315,855

Redemption Put Liability

November 15, 2019 - date of issuance	$614,095
Fair value adjustments	(346,696)

Balance at December 31, 2019	$267,399

Derivative Liability- Warrants [Member]
Schedule of Assumptions for Warrants

The Company estimated the fair value of the warrant derivative liability as of March 31, 2020 and December 31, 2019, respectively, using the following assumptions:

	March 31, 2020	December 31, 2019

Fair value of underlying stock	$0.051	$0.13
Exercise price	$0.40	$0.40
Risk free rate	0.17 – 0.23%	1.58 – 1.59%
Expected term (in years)	1.09 – 1.77	1.34 – 2.02
Stock price volatility	156 – 166%	143 - 154%
Expected dividend yield	—	—

The Company estimated the fair value of the warrant derivative liability as of the date they were accounted for as liabilities (assumed in Merger as of January 8, 2019) and December 31, 2019, respectively, using the following assumptions:

	January 8, 2019	December 31, 2019
Fair value of underlying stock	$0.40	$0.13
Exercise price	$0.40	$0.40
Risk free rate	2.57%	1.58-1.59%
Expected term (years)	3.00	1.34-2.02
Stock price volatility	115%	143-154%
Expected dividend yield	—	—

Redemption Liability [Member]
Schedule of Assumptions for Warrants

The Company estimated the fair value of the Trigger Event Warrant portion of the redemption put liability using the following assumptions on March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019

Fair value of underlying stock	$0.019	$0.056
Exercise price	$0.20409	$0.20409
Risk free rate	0.70%	1.92%
Expected term (in years)	9.7	9.9
Stock price volatility	95%	92%
Expected dividend yield	—	—

The Company estimated the fair value of the Trigger Event Warrant portion of the redemption put liability using the following assumptions on the closing date of November 15, 2019 and December 31, 2019:

	November 15, 2019	December 31, 2019
Fair value of underlying stock	$0.118	$0.056
Exercise price	$0.20409	$0.20409
Risk free rate	1.84%	1.92%
Expected term (in years)	10.0	9.9
Stock price volatility	90%	92%
Expected dividend yield	—	—
Likelihood of redemption	50%	50%